Cover Page Document	Jan. 26, 2021	Oct. 28, 2020	Sep. 10, 2020
Cover [Abstract]
Document Type			8-K
Document Period End Date	Jan. 26, 2021
Entity Registrant Name			Carriage Services, Inc.
Entity Incorporation, State or Country Code			DE
Entity File Number			1-11961
Entity Tax Identification Number			76-0423828
Entity Address, Address Line One			3040 Post Oak Boulevard, Suite 300
Entity Address, City or Town			Houston
Entity Address, State or Province			TX
Entity Address, Postal Zip Code			77056
City Area Code			713
Local Phone Number			332-8400
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company			false
Title of 12(b) Security			Common Stock, par value $.01 per share
Trading Symbol			CSV
Security Exchange Name			NYSE
Entity Central Index Key		0001016281
Amendment Flag		false